Other non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Summary of Other Non-Financial Liabilities

(in millions)	December 31, 2022	December 31, 2021
Liabilities from wage taxes and social securities expenses	€761.8	€3.8
Liabilities to employees	50.6	30.2
Liabilities from share-based payment arrangements	36.2	20.6
Other	29.2	4.3

Total	€877.8	€58.9

Total current	860.8	46.1
Total non-current	17.0	12.8